Unredeemed Capital Expenditure and Tax Loss Carry Forward (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure			$ 15.5
Gold Fields La Cima
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	507.9	163.6	710.1
South African Mining Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	1,657.8	1,824.5	1,538.5
South African Mining Operations | GFI Mining South Africa (Proprietary) Limited | Beatrix
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure		117.6	140.2
South African Mining Operations | Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	608.4	587.3	462.1
South African Mining Operations | GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 1,049.4	$ 1,119.6	$ 936.2